[VEECO LETTERHEAD]

August 3, 2005

Jay Mumford, Esq.

Thomas A. Jones, Esq.

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Veeco Instruments Inc.
Form 10-K for Fiscal Year Ending December 31, 2004
Filed March 16, 2005
File No. 0-16244

Dear Messrs. Mumford and Jones:

Veeco Instruments Inc. (the “Company”) submits this letter in response to the comments of the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Form 10-K for Fiscal Year Ending December 31, 2004 (File No. 0-16244), as set forth in your letter to John F. Rein, Jr. dated July 28, 2005.

The Company acknowledges that:

(1)           the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2)           staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

(3)           the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

VEECO INSTRUMENTS INC.

By:	/s/ John F. Rein, Jr.
Name: John F. Rein, Jr.
Title: Executive Vice President, Chief Financial Officer and Secretary